Subsidiaries and Non-controlling Interests - Additional Information (Detail) - PT Bumi Cakrawala Perkasa [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Detailed Information About Non Controlling Interests [Line Items]
Percentage of additional interests acquired	55.80%
Total Percentage of voting interests acquired	100.00%
Decrease in equity attributable to owners of the Company resulted in an increase in accumulated losses	$ (590)